Deferred compensation awards - Activity relating to SAR Plan B awards (Detail) - SAR Plan B awards [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Outstanding
Outstanding (number of shares), Beginning	22,338,900
Outstanding (number of shares), Granted
Outstanding (number of shares), Exercised	(8,966,200)
Outstanding (number of shares), Forfeited	(95,500)
Outstanding (number of shares), Expired	(310,100)
Outstanding (number of shares), Ending	12,967,100	22,338,900
Outstanding (number of shares), Exercisable, Ending	11,073,000
Weighted-average grant date fair value per share
Weighted-average grant date fair value per share, Beginning	¥ 517
Weighted-average grant date fair value per share, Granted
Weighted-average grant date fair value per share, Exercised	532
Weighted-average grant date fair value per share, Forfeited	474
Weighted-average grant date fair value per share, Expired	457
Weighted-average grant date fair value per share, Ending	509	¥ 517
Weighted-average grant date fair value per share, Exercisable, Ending	¥ 514
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	2 years 8 months 12 days	3 years 4 months 24 days
Weighted-average remaining life until expiry (years), Exercisable	2 years 1 month 6 days